Other Receivables	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
Other receivables

23. Other receivables

Other receivables are as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Advances to suppliers	3,090	5,833
Accrued income and prepayments	11,432	12,059
VAT receivables	17,960	27,772
Other receivables	3,507	7,515
Total other receivables	35,989	53,179

The decrease in other receivables primarily reflects (i) the collection in September 2025 of certain VAT receivables for fiscal year 2024 claimed for refund by the Italian legal entities, and (ii) the collection of a receivable related to a grant recognized in connection with an investment tax credit, which the Group was entitled to transfer to a third party.